SCHEDULE OF STOCK OUTSTANDING AND EXERCISABLE (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding		2,752,941
Weighted Avg. Remaining Life		4 years 10 months 9 days
Stock Exercisable	9,789,048	2,752,941
Exercise Price 1 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 0.12
Stock Outstanding		834
Weighted Avg. Remaining Life		1 year 29 days
Stock Exercisable		834
Exercise Price 2 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 19.50
Stock Outstanding		2,714,351
Weighted Avg. Remaining Life		4 years 11 months 1 day
Stock Exercisable		2,714,351
Exercise Price 3 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding		37,339
Weighted Avg. Remaining Life		10 months 28 days
Stock Exercisable		37,339
Exercise Price 3 [Member] | Minimum [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 22.50
Exercise Price 3 [Member] | Maximum [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		60.00
Exercise Price 4 [Member] | Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price		$ 120.00
Stock Outstanding		417
Weighted Avg. Remaining Life		11 months 26 days
Stock Exercisable		417
Share-Based Payment Arrangement, Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding	92,116	92,116
Stock Exercisable	92,116	92,116
Share-Based Payment Arrangement, Option [Member] | Exercise Price 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding	44,368	44,368
Weighted Avg. Remaining Life	5 years 6 months 3 days	6 years 3 months 3 days
Stock Exercisable	44,368	44,368
Share-Based Payment Arrangement, Option [Member] | Exercise Price 1 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 30.00	$ 30.00
Share-Based Payment Arrangement, Option [Member] | Exercise Price 1 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 75.00	$ 75.00
Share-Based Payment Arrangement, Option [Member] | Exercise Price 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding	6,426	6,479
Weighted Avg. Remaining Life	4 years 6 months 3 days	5 years 3 months 3 days
Stock Exercisable	6,426	6,479
Share-Based Payment Arrangement, Option [Member] | Exercise Price 2 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 75.01	$ 75.01
Share-Based Payment Arrangement, Option [Member] | Exercise Price 2 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 150.00	$ 150.00
Share-Based Payment Arrangement, Option [Member] | Exercise Price 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding	6,079	6,079
Weighted Avg. Remaining Life	3 years 11 months 4 days	4 years 8 months 4 days
Stock Exercisable	6,079	6,079
Share-Based Payment Arrangement, Option [Member] | Exercise Price 3 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 150.01	$ 150.01
Share-Based Payment Arrangement, Option [Member] | Exercise Price 3 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 225.00	$ 225.00
Share-Based Payment Arrangement, Option [Member] | Exercise Price 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding	33,133	33,133
Weighted Avg. Remaining Life	3 years 11 months 15 days	4 years 8 months 12 days
Stock Exercisable	33,133	33,133
Share-Based Payment Arrangement, Option [Member] | Exercise Price 4 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 225.01	$ 225.01
Share-Based Payment Arrangement, Option [Member] | Exercise Price 4 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 300.00	$ 300.00
Share-Based Payment Arrangement, Option [Member] | Exercise Price 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Outstanding	2,110	2,110
Weighted Avg. Remaining Life	3 years 10 months 9 days	4 years 7 months 6 days
Stock Exercisable	2,110	2,110
Share-Based Payment Arrangement, Option [Member] | Exercise Price 5 [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 300.01	$ 300.01
Share-Based Payment Arrangement, Option [Member] | Exercise Price 5 [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 600.00	$ 600.00